Convertible Notes	6 Months Ended
Jun. 30, 2021
Convertible Notes [Abstract]
Convertible Notes
7.	Convertible Notes:

Details of the Company’s convertible notes issued to Jelco are discussed in Note 8 of the consolidated financial statements for the year ended December 31, 2020, included in the Company’s 2020 annual report on Form 20-F filed with the SEC on March 31, 2021.

The Company refers to the First Jelco Note, the Second Jelco Note and the Third Jelco Note (mentioned below) as the “Jelco Notes”.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2021	December 31, 2020
Convertible notes	38,715	38,715
Less: beneficial conversion feature	(17,122)	(18,360)
Convertible notes, net of beneficial conversion feature	21,593	20,355
Less: Deferred financing costs and debt discounts	(5,397)	(5,839)
Total	16,196	14,516
Less - current portion	-	-
Long-term portion	16,196	14,516

March 12, 2015 - $4,000 Convertible Note (First Jelco Note)

As of June 30, 2021, $3,800 was outstanding under the First Jelco Note.

September 27, 2017 - $13,750 Convertible Note (Third Jelco Note)

As of June 30, 2021, $13,750 was outstanding under the Third Jelco Note.

The debt movement of the First and Third Jelco Notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2019	17,750	(14,389)	5,801	9,162
Amortization (Note 11)	-	-	1,283	1,283
Balance, June 30, 2020	17,750	(14,389)	7,084	10,445
Amortization (Note 11)	-	-	1,586	1,586
Balance, December 31, 2020	17,750	(14,389)	8,670	12,031
Amortization (Note 11)	-	-	474	474
Balance, June 30, 2021	17,750	(14,389)	9,144	12,505

The equity movement of the First and Third Jelco Notes is presented below:

Additional paid-in capital
Balance, December 31, 2019	14,189
Balance, June 30, 2020	14,189
Balance, December 31, 2020	14,189
Balance, June 30, 2021	14,189

September 7, 2015 - $21,165 Revolving Convertible Note (Second Jelco Note)

As of June 30, 2021, $21,165 was outstanding under the Second Jelco Note.

The debt movement of the Second Jelco Note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2019	24,665	(21,165)	5,675	5,675
Deductions	(3,500)	-	-	-
Amortization (Note 11)	-	-	1,133	1,133
Balance, June 30, 2020	21,165	(21,165)	6,808	6,808
Amortization	-	-	1,516	1,516
Balance, December 31, 2020	21,165	(21,165)	8,324	8,324
Amortization (Note 11)	-	-	764	764
Balance, June 30, 2021	21,165	(21,165)	9,088	9,088

The equity movement of the Second Jelco Note is presented below:

Additional paid-in capital
Balance, December 31, 2019	21,165
Balance, June 30, 2020	21,165
Balance, December 31, 2020	21,165
Balance, June 30, 2021	21,165

The Company may, by giving five business days prior written notice to Jelco at any time, prepay the whole or any part of the Jelco Notes in cash or, subject to Jelco’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At Jelco’s option, the Company’s obligation to repay the principal amount(s) under the Jelco Notes or any part thereof may be paid in common shares at a conversion price of $1.20 per share. Jelco has also received customary registration rights with respect to any shares to be received upon conversion of the Jelco Notes.

The annual principal payments required to be made after June 30, 2021, are as follows:

Twelve month periods ending June 30,	Amount
2022	-
2023	6,150
2024	8,000
2025	24,565
Thereafter	-
Total	38,715